Equity-method investees - Schedule of Cash and Cash Equivalents, Bank Overdrafts and Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Joint Ventures [Line Items]
Lease liabilities current	€ (10,825)	€ (10,546)
Lease liabilities non-current	(41,024)	(46,592)
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Joint Ventures [Line Items]
Cash and cash equivalents	32,844	61,944
Lease liabilities current	(2,648)	(2,616)
Lease liabilities non-current	(1,794)	(1,344)
Total, net of cash and cash equivalents, bank overdrafts and borrowings, lease liabilities current and non-current	€ 28,402	€ 57,984